2. Investment Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	$ 87,953	$ 38,661
Less than 12 months, unrealized losses	652	387
12 months or more, fair value	8,955	12,502
12 months or more, unrealized losses	236	351
Total, fair value	96,908	51,163
Total, unrealized losses	888	738
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	80,827	28,395
Less than 12 months, unrealized losses	565	177
12 months or more, fair value	4,762	6,351
12 months or more, unrealized losses	28	50
Total, fair value	85,589	34,746
Total, unrealized losses	593	227
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	0	2,899
Less than 12 months, unrealized losses	0	10
12 months or more, fair value	4,193	6,151
12 months or more, unrealized losses	208	301
Total, fair value	4,193	9,050
Total, unrealized losses	208	311
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 months, fair value	7,126	7,367
Less than 12 months, unrealized losses	87	200
12 months or more, fair value	0	0
12 months or more, unrealized losses	0	0
Total, fair value	7,126	7,367
Total, unrealized losses	$ 87	$ 200